DEFERRED TAX ASSETS/(LIABILITIES)	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Disclosure of deferred tax assets/(liabilities)
12.	DEFERRED TAX ASSETS/(LIABILITIES)

	2020	2021
	RMB’000	RMB’000
Deferred tax assets	496,920	769,911
Less: Offsetting of deferred tax liabilities	(73,966)	(71,515)

Deferred tax assets (net)	422,954	698,396

Deferred tax liabilities	(132,879)	(127,935)
Less: Offsetting of deferred tax assets	73,966	71,515

Deferred tax liabilities (net)	(58,913)	(56,420)

	364,041	641,976

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2020	2021
	RMB’000	RMB’000
Deferred tax assets:
- Deferred tax assets to be recovered after more than 12 months	394,474	748,500
- Deferred tax assets to be recovered within 12 months	102,446	21,411

	496,920	769,911

Deferred tax liabilities:
- Deferred tax liabilities to be recovered after more than 12 months	(127,105)	(122,034)
- Deferred tax liabilities to be recovered within 12 months	(5,774)	(5,901)

	(132,879)	(127,935)

The movement in deferred tax assets and liabilities of the Group during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At January 1 2020	Credited/ (Charged) to the comprehensive income statement	At December 31 2020	Credited/ (Charged) to the comprehensive income statement	At December 31 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets:
Deductible tax losses	—	302,586	302,586	90,167	392,753
Impairment provision for receivables	17,821	(27)	17,794	(10,231)	7,563
Impairment provision for fixed assets and construction-in-progress	11,626	2,959	14,585	3,645	18,230
Impairment provision for materials and supplies	4,410	(4,410)	—	915	915
Differences in accounting base and tax base of government grants	23,251	2,015	25,266	169,185	194,451
Differences in accounting base and tax base of employee benefits obligations	50,803	35,317	86,120	10,178	96,298
Loss on disposal of fixed assets	25,115	(968)	24,147	525	24,672
Difference in accounting base and tax base of party organization activity fee	16,276	10,146	26,422	(2,793)	23,629
Difference in accounting base and tax base in the recognition of land disposal proceed	212,017	(212,017)	—	—	—
Difference in accounting base and tax base of safety production reserve	—	—	—	2,971	2,971

Others	5,029	(5,029)	—	8,429	8,429

	366,348	130,572	496,920	272,991	769,911

	At January 1 2020	(Credited)/ Charged to the comprehensive income statement	At December 31 2020	(Credited)/ Charged to the comprehensive income statement	At December 31 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax liabilities:
Differences in accounting base and tax base in recognition of fixed assets	5,251	(493)	4,758	(1,528)	3,230
Differences in accounting base and tax base in recognition of leasehold land payments	61,404	(2,491)	58,913	(2,493)	56,420
Changes in the fair value of available-for-sale financial assets	60,647	—	60,647	—	60,647
Others	9,201	(640)	8,561	(923)	7,638

	136,503	(3,624)	132,879	(4,944)	127,935

Deferred income tax assets are recognized for tax loss carry-forwards and other temporary difference to the extent that the realization of the related tax benefit through future taxable profits is probable. The Group did not recognize deferred income tax assets in respect of tax losses and other temporary difference amounting to RMB323,478,000 (2020: RMB263,450,000) arising from operations of subsidiaries which do not foresee to have enough tax deductible assessable profits in the near future.

	2020	2021
	RMB’000	RMB’000
Tax losses that can be carried forward (a)	235,403	306,669
Deductible temporary differences	28,047	16,809

	263,450	323,478

(a)	The tax loss carry-forwards in which no deferred income tax assets were recognized will expire in the following years:

	2020	2021
	RMB’000	RMB’000
2021	22,090	—
2022	22,245	21,488
2023	36,393	36,393
2024	44,996	44,996
2025	109,679	109,246
2026	—	94,546

	235,403	306,669